Private Placements of Restricted Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Private Placement Of Restricted Common Stock [Abstract]
PRIVATE PLACEMENTS OF RESTRICTED COMMON STOCK

NOTE 2- PRIVATE PLACEMENTS OF RESTRICTED COMMON STOCK

During April 2007, the Company sold 28,000,000 (after adjusting for the 1 to 14 split) shares of its common stock to its founders for cash proceeds of $5,000. During December 2007, the company sold 21,000,000 (after adjusting for the 1 to 14 split) shares of its common stock in a private placement for cash of proceeds $75,000.

From February 25 through July 12, 2011, the Company issued an aggregate of 8,134,997 shares of common stock and warrants to purchase 8,134,997 shares of common stock to certain investors (the “Private Placements”). Each warrant has a three-year term and is exercisable at $0.60 per share (currently at $.10 due to the triggering of a down round full ratchet anti dilution provision). The warrants are redeemable by the Company in the event the Company’s common stock exceeds $3.00 for twenty of thirty trading days. The Company granted piggy-back registration rights for the securities issued in the Private Placements.

On December 2, 2011, one investor purchased 200,000 shares for gross proceeds of $40,000 in a private placement. The subscription agreement contains a "Purchase Price Protection" clause that grants the investor additional shares in the event of a private placement during the 10 month period from the date of the investment at a price per share less than the investor's purchase price. The additional shares shall be issued for no additional payment such that the total per share price paid by this investor will equal the amount paid by investors in such later private placement. In April 2012, the Company issued an additional 200,000 shares to the investor as a result of the price protection provision.

During February and March 2012, the Company issued an aggregate of 10,250,000 shares of restricted common stock to certain accredited investors in a private placement and received aggregate gross proceeds of $1,025,000. The securities are subject to piggyback registration rights.

In April 2012, the Company issued an aggregate of 1,000,000 shares of restricted common stock to one accredited investor in a private placement and received aggregate gross proceeds of $100,000. The securities are subject to piggyback registration rights.

In June 2012, the Company issued an aggregate of 2,400,000 shares of restricted common stock to certain accredited investors in a private placement and received aggregate gross proceeds of $600,000. The securities are subject to piggyback registration rights.

See subsequent events for private placements of restricted common stock in July 2012.

The Company received aggregate gross proceeds of $4,205,500 from the private placements as follows:

Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at June 30, 2012
February 25, 2011	4,766,666	$1,430,000	$2,350,251	$49,583
May 31, 2011	1,409,999	423,000	1,186,859	191,307
June 27, 2011	1,874,999	562,500	1,243,838	18,001
July 12, 2011	83,333	25,000	57,742	-
December 2, 2011	200,000	40,000	-	-
February 10, 2012	3,250,000	325,000	-	-
February 14, 2012	4,000,000	400,000	-	-
March 7, 2012	1,000,000	100,000	-	-
March 15, 2012	1,750,000	175,000	-	-
March 22, 2012	250,000	25,000	-	-
April 9, 2012	1,000,000	100,000	-	-
April 24, 2012	* 200,000	-	-	-
June 28, 2012	2,400,000	600,000	-	-
	22,184,997	$4,205,500	$4,838,690	$258,891

* Shares issued under price protection provision of subscription agreement as described above.

The warrants are subject to full ratchet anti-dilution protection if the Company sells shares or share-indexed financing instruments at less than the $0.60 exercise price. Repricing events occurred twice since the warrants were issued, once to $0.20 on December 2, 2011 and again to $0.10 on February 10, 2012 as a result of private placements of restricted common stock. The warrants issued in this financing arrangement did not meet the conditions for equity classification and are required to be carried as a derivative liability, at fair value. Management estimates the fair value of the warrants on the inception dates, and subsequently at each reporting period, using the Black-Scholes option-pricing model, adjusted for dilution, because that technique embodies all of the assumptions (including volatility, expected terms, dilution and risk free rates) that are necessary to determine the fair value of freestanding warrants.

On June 27, 2012, holders owning an aggregate of 7,529,999 warrants exchanged those warrants for 1,506,004 shares of common stock.

NOTE 2- PRIVATE PLACEMENTS OF RESTRICTED COMMON STOCK

During April 2007, the Company sold 28,000,000 (after adjusting for the 1 to 14 split) shares of its common stock to its founders for cash proceeds of $5,000. During December 2007, the company sold 21,000,000 (after adjusting for the 1 to 14 split) shares of its common stock in a private placement for cash of proceeds $75,000.

From February 25 through July 12, 2011, the Company issued an aggregate of 8,134,997 shares of common stock and warrants to purchase 8,134,997 shares of common stock to certain investors (the “Private Placements”). Each warrant has a three-year term and is exercisable at $0.60 per share (repriced at $.20 at December 2, 2011 due to the down round full ratchet anti dilution provision). The warrants are redeemable by the Company in the event the Company’s common stock exceeds $3.00 for twenty of thirty trading days. The Company granted piggy-back registration rights for the securities issued in the Private Placements.

On December 2, 2011, one investor purchased 200,000 shares for gross proceeds of $40,000 in a private placement. The subscription agreement for this private placement contained a "Purchase Price Protection" clause that grants the investor additional shares in the event of a private placement during the 10 month period from the date of the investment at a price per share less than the investor's purchase price. The additional shares shall be issued for no additional payment such that the total per share price paid by this investor will equal the amount paid by investors in such later private placement. As a result of the closing of the private placement on February 10, 2012 with a purchase price of $0.10 per share, the Company is required to issue an additional 200,000 shares to the investor.

The Company received aggregate gross proceeds of $2,480,500 from the private placements as follows:

Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at December 31, 2011
February 25, 2011	4,766,666	$1,430,000	$2,350,251	$381,401
May 31, 2011	1,409,999	423,000	1,186,859	118,141
June 27, 2011	1,874,999	562,500	1,243,838	159,234
July 12, 2011	83,333	25,000	57,742	7,162
December 2, 2011	200,000	40,000	-	-
	8,334,997	$2,480,500	$4,838,690	$665,938

The warrants are subject to full ratchet anti-dilution protection if the Company sells shares or share-indexed financing instruments at less than the $0.60 exercise price. The repricing event occurred twice since the warrants were issued, once to $0.20 at December 2, 2011 and again to $0.10 at February 10, 2012 as a result of private placements of restricted common stock. The warrants issued in this financing arrangement did not meet the conditions for equity classification and are required to be carried as a derivative liability, at fair value. Management estimates the fair value of the warrants on the inception dates, and subsequently at each reporting period, using the Black-Scholes option-pricing model, adjusted for dilution, because that technique embodies all of the assumptions (including volatility, expected terms, dilution and risk free rates) that are necessary to determine the fair value of freestanding warrants.